Stockholders' Equity (Details) - Schedule of stock-based compensation expense over the requisite service period - Call Option [Member]	6 Months Ended
Jun. 30, 2021
Stockholders' Equity (Details) - Schedule of stock-based compensation expense over the requisite service period [Line Items]
Expected term in years	2 years
Expected dividend yield	0.00%
Volatility	51.69%
Risk-free interest Rate	0.21%